DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 1,104,770		$ 814,731		$ 564,489
Social security taxes	188,424		139,356		98,812
Compensation to Directors and Supervisory Committee	8,455		6,328		5,379
Professional services fees	61,786		41,392		25,025
Technical operator assistance fees	354,518		168,008		52,481
Materials	59,949		43,205		29,113
Third parties services	128,072		94,185		51,604
Telecommunications and post expenses	9,936		5,177		4,161
Rents	6,827		3,219		2,619
Transports and freight	35,514		27,614		19,506
Easements	21,490		19,315		15,003
Offices supplies	3,450		2,679		1,508
Travels expenses	19,325		9,972		8,279
Insurance	32,262		26,509		22,850
Property, plant and equipment maintenance	640,468		209,257		137,814
Depreciation of property, plant and equipment	358,420		286,798		261,393
Taxes and contributions	566,058		355,446		261,712
Advertising	479		584		154
Doubtful accounts	(12,055)		20,546		0
Banks expenses	4,438		2,120		1,430
Interests expense	469,325		431,561		320,428
Foreign exchange loss	717,234		711,822		1,164,585
Other financial charges	103,586		66,392		41,718
Derivative financial instruments results	0		8,933		0
Costs of services rendered to third parties	69,059		40,453		26,375
Transactions among business segments	0		0		0
Other expenses	35,580		28,136		17,486
Total	4,987,370		3,563,738		3,133,924
Tax on exports	700		11,081		61,057
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	530,892		403,546		295,429
Social security taxes	82,847		64,518		46,067
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	1,504		1,434		563
Technical operator assistance fees	160,095		54,128		3,000
Materials	18,602		14,153		10,545
Third parties services	52,922		37,014		20,161
Telecommunications and post expenses	1,323		342		445
Rents	1,980		722		516
Transports and freight	21,124		17,020		12,484
Easements	21,490		19,315		15,003
Offices supplies	1,041		917		531
Travels expenses	8,643		4,832		4,069
Insurance	18,848		15,048		12,935
Property, plant and equipment maintenance	554,602		150,923		105,054
Depreciation of property, plant and equipment	219,245		190,031		184,251
Taxes and contributions	131,187		80,365		60,094
Advertising	0		0		0
Doubtful accounts	0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results	0		0
Costs of services rendered to third parties	0		0		0
Transactions among business segments	(150,388)		(71,079)		(21,435)
Other expenses	19,206		13,908		8,512
Total	1,695,163		997,137		758,224
Operating Expenses, Non Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	289,732		200,403		121,264
Social security taxes	49,461		33,944		19,839
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	3,055		3,645		1,124
Technical operator assistance fees	194,423		113,880		49,481
Materials	41,347		29,052		18,568
Third parties services	63,530		49,257		25,429
Telecommunications and post expenses	1,217		1,087		778
Rents	962		252		367
Transports and freight	12,056		9,846		6,634
Easements	0		0		0
Offices supplies	368		305		239
Travels expenses	3,174		1,550		1,290
Insurance	10,724		9,330		8,280
Property, plant and equipment maintenance	80,590		52,100		28,791
Depreciation of property, plant and equipment	112,693		47,928		66,734
Taxes and contributions	7,943		8,927		4,999
Advertising	3		0		0
Doubtful accounts	0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results	0		0
Costs of services rendered to third parties	69,059		40,453		26,375
Transactions among business segments	150,388		71,079		21,435
Other expenses	8,433		5,962		4,376
Total	1,099,158		679,000		406,003
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	222,528		163,999		114,577
Social security taxes	42,825		30,874		25,962
Compensation to Directors and Supervisory Committee	8,455		6,328		5,379
Professional services fees	52,109		32,657		21,139
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	10,519		7,914		6,014
Telecommunications and post expenses	6,912		3,405		2,714
Rents	3,407		2,099		1,615
Transports and freight	2,314		709		381
Easements	0		0		0
Offices supplies	1,589		1,223		634
Travels expenses	5,613		2,742		2,285
Insurance	2,413		1,771		1,279
Property, plant and equipment maintenance	5,276		5,065		3,262
Depreciation of property, plant and equipment	26,482		48,839		10,408
Taxes and contributions	719		728		524
Advertising	0		0		0
Doubtful accounts	0		0
Banks expenses	4,438		2,120		1,430
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results	0		0
Costs of services rendered to third parties	0		0		0
Transactions among business segments	0		0		0
Other expenses	7,396		4,906		4,033
Total	402,995		315,379		201,636
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	61,618		46,783		33,219
Social security taxes	13,291		10,020		6,944
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	5,118		3,656		2,199
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	1,101		0		0
Telecommunications and post expenses	484		343		224
Rents	478		146		121
Transports and freight	20		39		7
Easements	0		0		0
Offices supplies	452		234		104
Travels expenses	1,895		848		635
Insurance	277		360		356
Property, plant and equipment maintenance	0		1,169		707
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	426,209	[1]	265,426	[2]	196,095	[3]
Advertising	476		584		154
Doubtful accounts	(12,055)		20,546
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Other financial charges	0		0		0
Derivative financial instruments results	0		0
Costs of services rendered to third parties	0		0		0
Transactions among business segments	0		0		0
Other expenses	545		3,360		565
Total	499,909		353,514		241,330
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travels expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts	0		0
Banks expenses	0		0		0
Interests expense	469,325		431,561		320,428
Foreign exchange loss	717,234		711,822		1,164,585
Other financial charges	103,586		66,392		41,718
Derivative financial instruments results	0		8,933
Costs of services rendered to third parties	0		0		0
Transactions among business segments	0		0		0
Other expenses	0		0		0
Total	$ 1,290,145		$ 1,218,708		$ 1,526,731

[1]	Includes tax on exports of Ps. 700 for year ended December 31, 2017.
[2]	Includes tax on exports of Ps . 11,081 for the year ended December 31, 2016.
[3]	Includes tax on exports of Ps . 61,057 for the year ended December 31, 2015.